THE
BEAR STEARNS
FUNDS




o Prime Money
o
o Market Portfolio
o













                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2002


                                                                          BEAR
                                                                         STEARNS

              T H E   B E A R   S T E A R N S   F U N D S






                          Prime Money Market Portfolio
                             LETTER TO SHAREHOLDERS

                                                                October 25, 2002

Dear Shareholders:

We are pleased to present you with the semi-annual report for the Prime Money Market Portfolio (the "Portfolio") for the six months ended September 30, 2002.

During the period, corporate governance scandals, a slower-than-expected economic recovery and growing geopolitical risk drove investors out of equities and into fixed income, causing the U.S. Treasury market to rally and yields to fall across the entire maturity spectrum. The two-year Treasury note ended the period at its lowest rate since it began regular issuance in 1972. The short end of the yield curve flattened, with the three to six month part of the curve becoming inverted by the period's end, an indicator that a cut in the targeted Federal Funds rate is increasingly probable.

Early in the period, GDP growth for the first quarter came in at a surprisingly strong rate of 6.1% (since revised to 5.0%). This led the Federal Reserve Board to shift from a bias of weakness to a neutral stance on the economy-a position it held through July. The Fed kept the targeted Fed Funds rate steady at 1.75%, its lowest level in 40 years. At the end of April, the Fed Funds futures market reflected this optimism, implying a rate increase of 75 basis points by year-end. By August, however, the Fed changed its stance back to one of economic weakness on news of a slowing economy, the growing threat of war with Iraq and record stock market volatility. By the end of the period, the Fed Funds futures market had factored in a rate decrease of 25 basis points by year-end.

Uncertainty regarding the Fed's next interest rate move led us to be somewhat cautious during the period. Early in the period, we maintained a somewhat shorter average maturity in anticipation of an increase in the Fed Funds rate. However, as it became clear that economic growth was slowing, we began to lengthen the Portfolio's maturity in anticipation that the Fed would leave rates stable or even lower them. The Portfolio closed the period with an average maturity of 54 days.

In the months ahead, we expect performance for the fixed income markets to be more tempered. We do, however, believe that if economic sluggishness persists and unemployment numbers deteriorate further, the Fed's next move will be to reduce the targeted Fed Funds rate. For the Portfolio, we will continue our strategy of investing opportunistically in money market sectors that offer a yield advantage, while at the same time continuing to focus on high quality issuance. We will keep a vigilant watch on changes in the credit quality of issuers, as well as on the Fed's guidance, the release of key economic data, and the Fed Funds futures market for signs of interest rate movements in either direction.

We appreciate your continued support. Please feel free to call at 1-800-766-4111 with any questions or concerns you may have.

Sincerely,


/S/ DONI L. FORDYCE
-------------------
Doni L. Fordyce
President and Trustee


                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)
------------------------------------------------------------------------------------------------------
PRINCIPAL                                          INTEREST/
 AMOUNT                                            DISCOUNT          MATURITY
 (000's)                                            RATE(S)          DATE(S)                 VALUE
------------------------------------------------------------------------------------------------------

          CERTIFICATES OF DEPOSITS - 41.37%
          BANKS - DOMESTIC - 4.21%
$ 20,000  Southtrust Bank N.A. [A-1, P-1]             1.750%          03/04/03           $  20,000,000
  64,000  State Street Bank & Trust Co.
               [A-1+, P-1]                         1.710 - 2.290   10/07/02 - 06/18/03      64,030,856
   5,700  Wells Fargo Bank NA [A-1+, P-1]             1.750           10/24/02               5,700,177
                                                                                         -------------
                                                                                            89,731,033
                                                                                         -------------

          BANKS - EURO - CANADA - 0.56%
  12,000  Royal Bank of Canada [A-1+, P-1]            1.660           11/18/02              11,998,876
                                                                                         -------------

          BANKS - EURO - FRANCE - 1.27%
  16,000  BNP Paribas [A-1+, P-1]                     2.170           11/04/02              15,998,004
  11,000  Societe Generale [A-1+, P-1]                1.730           02/07/03              11,000,392
                                                                                         -------------
                                                                                            26,998,396
                                                                                         -------------

          BANKS - EURO - GERMANY - 2.54%
  10,000  Deutsche Bank AG [A-1+, P-1]                2.300           11/19/02              10,001,570
  44,000  Landesbank Hessen-Thuringen Girozentrale
               [A-1+, P-1]                         1.900 - 2.020   10/24/02 - 09/12/03      44,001,949
                                                                                         -------------
                                                                                            54,003,519
                                                                                         -------------

          BANKS - EURO - NETHERLANDS - 2.49%
  53,000  ING Bank N.V. [A-1+, P-1]                1.700 - 1.970   11/15/02 - 09/12/03      53,000,000
                                                                                         -------------

          BANKS - EURO - UNITED KINGDOM - 4.00%
  45,000  Barclays Bank plc [A-1+, P-1]               1.780        10/04/02 - 10/16/02      45,000,096
  40,000  Lloyds TSB Bank plc [A-1+, P-1]          2.600 - 2.650   05/16/03 - 05/20/03      40,089,399
                                                                                         -------------
                                                                                            85,089,495
                                                                                         -------------

          BANKS - YANKEE - AUSTRALIA - 1.79%
  14,000  Australia & New Zealand Banking Group
               [A-1+, P-1]                            2.375           03/03/03              14,009,962
  24,000  Westpac Banking Corp. [A-1+, P-1]           2.355           03/10/03              23,996,308
                                                                                         -------------
                                                                                            38,006,270
                                                                                         -------------

          BANKS - YANKEE - CANADA - 1.13%
  10,000  Royal Bank of Canada [A-1+, P-1]            2.000           10/15/02               9,998,834
  14,000  Toronto-Dominion Bank [A-1+, P-1]           2.040           11/13/02              13,996,505
                                                                                         -------------
                                                                                            23,995,339
                                                                                         -------------

          BANKS - YANKEE - FRANCE - 3.50%
  14,000  BNP Paribas [A-1+, P-1]                     1.800           12/11/02              14,001,195
  36,500  Credit Agricole Indosuez [A-1+, P-1]     1.850 - 2.980   10/31/02 - 04/21/03      36,516,135
  24,000  Societe Generale [A-1+, P-1]             2.000 - 2.010   12/05/02 - 10/27/03      24,001,283
                                                                                         -------------
                                                                                            74,518,613
                                                                                         -------------



The accompanying notes are an integral part of the financial statements.



                                      -2-
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                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)
------------------------------------------------------------------------------------------------------
PRINCIPAL                                          INTEREST/
 AMOUNT                                            DISCOUNT          MATURITY
 (000's)                                            RATE(S)          DATE(S)                 VALUE
------------------------------------------------------------------------------------------------------

          CERTIFICATES OF DEPOSITS (continued)
          BANKS - YANKEE - GERMANY - 6.84%
$ 10,000  Bayerische HYPO-UND Vereinsbank AG
               [A-1, P-1]                             1.790%          10/18/02           $  10,000,122
  20,000  Deutsche Bank AG [A-1+, P-1]                2.570           12/23/02              20,007,544
  38,500  Dresdner Bank AG [A-1+, P-1]             2.160 - 2.310   11/14/02 - 12/09/02      38,503,182
  25,000  Norddeutsche Landesbank Girozentrale
               [A-1+, P-1]                            1.730           10/28/02              25,000,000
  52,000  Westdeutsche Landesbank Girozentrale
               [A-1+, P-1]                         1.950 - 2.650   10/22/02 - 01/27/03      52,000,060
                                                                                         -------------
                                                                                           145,510,908
                                                                                         -------------

          BANKS - YANKEE - NETHERLANDS - 3.38%
  33,500  ABN-AMRO Bank N.V. [A-1+, P-1]           2.380 - 2.605   01/15/03 - 06/06/03      33,560,880
  38,250  Rabobank Nederland N.V. NY
               [A-1+, P-1]                         2.220 - 2.505   12/09/02 - 03/28/03      38,322,880
                                                                                         -------------
                                                                                            71,883,760
                                                                                         -------------
          BANKS - YANKEE - SWEDEN - 2.68%
  57,000  Svenska Handelsbanken AB
               [A-1, P-1]                          1.770 - 2.040   10/03/02 - 11/08/02      56,999,939
                                                                                         -------------

          BANKS - YANKEE - SWITZERLAND - 1.41%
  30,000  UBS AG [A-1+, P-1]                       2.490 - 2.650   10/15/02 - 11/29/02      30,000,642
                                                                                         -------------

          BANKS - YANKEE - UNITED KINGDOM - 5.57%
  50,000  Abbey National Treasury Service
               [A-1+, P-1]                         1.690 - 1.760   10/18/02 - 12/19/02      50,000,298
  68,500  Royal Bank of Scotland plc
               [A-1+, P-1]                         1.760 - 2.730   10/02/02 - 04/22/03      68,557,260
                                                                                         -------------
                                                                                           118,557,558
                                                                                         -------------

          Total Certificates of Deposits
                  (cost - $880,294,348)                                                    880,294,348
                                                                                         -------------

          COMMERCIAL PAPER - 21.58%
          COMMERCIAL FINANCE - 2.95%
  20,000  General Electric Capital Corp.
               [A-1+, P-1]                            1.684           02/03/03              19,884,028
  43,000  Toyota Motor Credit Corp.
               [A-1+, P-1]                            1.763        10/21/02 - 10/25/02      42,955,413
                                                                                         -------------
                                                                                            62,839,441
                                                                                         -------------

          CORPORATE LOAN CONDUIT - 1.19%
  25,500  Greyhawk Funding, LLC [A-1+, P-1]        1.739 - 1.758   10/21/02 - 01/15/03      25,411,323
                                                                                         -------------

          DEPARTMENT STORES - 0.56%
  12,000  Wal-Mart Stores, Inc. [A-1+, P-1]           1.901           10/04/02              11,998,100
                                                                                         -------------

          DIVERSIFIED RECEIVABLES CONDUIT - 14.67%
  40,000  Alpine Securitization Corp.
               [A-1+, P-1]                         1.759 - 1.782   10/15/02 - 12/13/02      39,938,672
  44,956  Barton Capital Corp. [A-1+, P-1]         1.782 - 1.900   10/01/02 - 10/09/02      44,947,364
  15,000  Enterprise Funding Corp.
               [A-1+, P-1]                            1.783           10/15/02              14,989,617
  53,000  Eureka Securitization [A-1+, P-1]        1.795 - 1.802   10/16/02 - 10/28/02      52,948,063


The accompanying notes are an integral part of the financial statements.



                                      -3-

                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)
------------------------------------------------------------------------------------------------------
PRINCIPAL                                          INTEREST/
 AMOUNT                                            DISCOUNT          MATURITY
 (000's)                                            RATE(S)          DATE(S)                 VALUE
------------------------------------------------------------------------------------------------------

          COMMERCIAL PAPER (continued)
          DIVERSIFIED RECEIVABLES CONDUIT (CONTINUED)
$ 54,450  Govco, Inc. [A-1+, P-1]                  1.758 - 1.784%  10/10/02 - 12/02/02   $  54,340,055
  42,000  Old Line Funding [A-1+, P-1]             1.785 - 1.812   10/15/02 - 11/26/02      41,931,201
  31,000  Park Avenue Receivables Corp.
               [A-1, P-1]                          1.791 - 1.812   10/09/02 - 10/15/02      30,983,078
  32,000  Windmill Funding Corp. [A-1+, P-1]       1.772 - 1.803   10/01/02 - 10/30/02      31,975,350
                                                                                         -------------
                                                                                           312,053,400
                                                                                         -------------

          GAS & OIL - 0.78%
  16,500  Koch Industries, Inc. [A-1+, P-1]           1.762           10/11/02              16,491,933
                                                                                         -------------

          INVESTMENT STRUCTURE - 0.49%
  10,500  Sigma Finance, Inc. [A-1+, P-1]             1.708           11/12/02              10,479,175
                                                                                         -------------

          SECURITY BROKERS & DEALERS - 0.94%
  20,000  Goldman Sachs & Co. [A-1+, P-1]             1.763           10/15/02              19,986,311
                                                                                         -------------

          Total Commercial Paper
                  (cost - $459,259,683)                                                    459,259,683
                                                                                         -------------

          CORPORATE OBLIGATIONS - 10.70%
          BANKS - DOMESTIC - 4.32%
  18,500  Bank One, N.A.* [A-1, P-1]                  1.920           10/07/02              18,512,295
  15,500  First Union National Bank*
               [A-1, P-1]                             2.040           10/18/02              15,508,331
  18,000  US Bank NA* [A-1, P-1]                      1.970           10/16/02              18,032,268
  40,000  Wells Fargo Bank, N.A.*
               [A-1+, P-1]                         1.763 - 1.820   10/01/02 - 10/15/02      40,000,115
                                                                                         -------------
                                                                                            92,053,009
                                                                                         -------------

          BANKS - YANKEE - CANADA - 0.52%
  11,000  Bank of Nova Scotia* [A-1, P-1]             1.804           10/25/02              11,002,166
                                                                                         -------------

          BANKS - YANKEE - GERMANY - 0.73%
  15,500  Norddeutsche Landesbank
               Girozentrale* [A-1+, P-1]              1.770           10/18/02              15,496,981
                                                                                         -------------

          COMMERCIAL FINANCE - 1.42%
  30,185  General Electric Capital Corp.*
               [A-1+, P-1]                         1.815 - 1.854   10/07/02 - 10/24/02      30,186,813
                                                                                         -------------

          INSURANCe - 1.88%
  40,000  Travelers Insurance Co.*
               [A-1+, P-1]                         1.890 - 1.897      10/28/02              40,000,000
                                                                                         -------------

          INVESTMENT STRUCTURE - 1.83%
  39,000  Sigma Finance, Inc.* [A-1+, P-1]         1.790 - 1.814   10/09/02 - 10/25/02      38,999,273
                                                                                         -------------

          Total Corporate Obligations
                  (cost - $227,738,242)                                                    227,738,242
                                                                                         -------------
The accompanying notes are an integral part of the financial statements.



                                      -4-

                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                   INTEREST/
                                                    DISCOUNT          MATURITY
SHARES                                               RATE(S)          DATE(S)                 VALUE
------------------------------------------------------------------------------------------------------

          INVESTMENT COMPANIES - 0.02%
     492  Federated Trust Prime Obligations (1)       1.730%            --               $         492
 444,987  One Group Prime Money Market -
               Institutional Class (1)                1.810             --                     444,987
                                                                                         -------------
          Total Investment Companies
                  (cost - $445,479)                                                            445,479
                                                                                         -------------

PRINCIPAL
 AMOUNT
 (000's)
          REPURCHASE AGREEMENTS** - 25.94%
$175,863  ABN-AMRO Inc. [A-1+, P-1]                   1.950           10/01/02             175,863,000
 154,000  JPMorgan Securities Inc. [A-1, P-1]         1.960           10/01/02             154,000,000
 222,000  Wachovia Securities Inc. [A-1, P-1]         1.950           10/01/02             222,000,000
                                                                                         -------------
          Total Repurchase Agreements
                  (cost - $551,863,000)                                                    551,863,000
                                                                                         -------------

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.21%
          FEDERAL HOME LOAN BANK - 1.27%
  27,000  Unsecured Bonds                          1.900 - 2.000   10/22/03 - 10/27/03      26,998,125
                                                                                         -------------
          FREDDIE MAC - 0.94%
  20,000  Unsecured Notes, MTN                        1.900           10/27/03              20,000,000
                                                                                         -------------
          Total U.S. Government Agency Obligations
                  (cost - $46,998,125)                                                      46,998,125
                                                                                         -------------

          Total Investments - 101.82%
                  (cost - $2,166,598,877)***                                             2,166,598,877
          Liabilities in excess of other assets - (1.82)%                                  (38,623,597)
                                                                                        --------------
          Net Assets - 100.00%                                                          $2,127,975,280
                                                                                        ==============

----------
MTN Medium Term Note.
*   Variable Rate Obligations - The rate shown is the rate as of September
    30, 2002 and the maturity date as shown is the date the interest rate resets.
** See notes to financial statements for description of underlying collateral. *** The cost of investments for federal income tax purposes is substantially the same for financial reporting purposes.
(1) Money market fund; interest rate reflects SEC seven-day yield at September 30, 2002.


The accompanying notes are an integral part of the financial statements.



                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

ASSETS
Investments, at amortized cost which approximates market value
        (identified and tax cost - $2,166,598,877) .................................   $ 2,166,598,877
Interest receivable ................................................................         8,784,209
Prepaid expenses ...................................................................            51,057
                                                                                       ---------------
     Total assets ..................................................................     2,175,434,143
                                                                                       ---------------
LIABILITIES
Payable for investments purchased ..................................................        43,998,125
Dividends payable ..................................................................         3,041,886
Advisory fee payable ...............................................................           191,331
Administration fee payable .........................................................            91,618
Custodian fee payable ..............................................................            39,541
Accrued expenses ...................................................................            96,362
                                                                                       ---------------
     Total liabilities .............................................................        47,458,863
                                                                                       ---------------
NET ASSETS
Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)         2,128,011
Paid-in capital ....................................................................     2,125,883,015
Accumulated net realized loss from investments .....................................           (35,746)
                                                                                       ---------------
Net assets .........................................................................   $ 2,127,975,280
                                                                                       ===============
CLASS Y
Net Assets .........................................................................   $ 2,127,975,280
                                                                                       ---------------
Shares of beneficial interest outstanding ..........................................     2,128,011,026
                                                                                       ---------------
Net asset value, offering and redemption price per share ...........................   $          1.00
                                                                                       ===============


The accompanying notes are an integral part of the financial statements.




                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
                                  (unaudited)

INVESTMENT INCOME
Interest ....................................................      $ 24,217,040
                                                                   ------------
EXPENSES
Advisory fees ...............................................         2,428,065
Administration fees .........................................           607,025
Accounting fees .............................................           194,501
Custodian fees and expenses .................................           122,167
Legal and auditing fees .....................................            42,954
Transfer agent fees and expenses ............................            16,909
Reports and notices to shareholders .........................            10,636
Federal and state registration fees .........................             7,507
Trustees' fees and expenses .................................             5,516
Insurance expenses ..........................................             4,233
Amortization of organization expenses .......................             3,883
Other .......................................................            34,059
                                                                   ------------
        Total expenses before waivers .......................         3,477,455
        Less: waivers .......................................        (1,049,328)
                                                                   ------------
        Total expenses after waivers ........................         2,428,127
                                                                   ------------
Net investment income .......................................        21,788,913
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $ 21,788,913
                                                                   ============


The accompanying notes are an integral part of the financial statements.



                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the
                                                             Six Months          For the
                                                                Ended           Fiscal Year
                                                             September 30,          Ended
                                                                 2002              March 31,
                                                              (unaudited)            2002
                                                            ---------------    ---------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income ...................................   $    21,788,913    $    62,276,088
Net realized gain on investments ........................              --                  117
                                                            ---------------    ---------------

Net increase in net assets resulting from operations ....        21,788,913         62,276,205
                                                            ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income ...................................       (21,788,913)       (62,276,088)
                                                            ---------------    ---------------

SHARES OF BENEFICIAL INTEREST*
Net proceeds from the sale of shares ....................     3,785,049,174      8,686,821,236
Cost of shares repurchased ..............................    (4,315,015,265)    (8,071,947,269)
Shares issued in reinvestment of dividends ..............        20,220,798         59,200,452
                                                            ---------------    ---------------

Net increase/(decrease) in net assets derived from shares
of beneficial interest transactions .....................      (509,745,293)       674,074,419
                                                            ---------------    ---------------

Total increase/(decrease) in net assets .................      (509,745,293)       674,074,536

NET ASSETS
Beginning of period .....................................     2,637,720,573      1,963,646,037
                                                            ---------------    ---------------

End of period ...........................................   $ 2,127,975,280    $ 2,637,720,573

                                                            ===============    ===============
--------

*  Share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of the financial statements.




                   T H E   B E A R   S T E A R N S   F U N D S

                          Prime Money Market Portfolio
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                 FOR THE                                                                        FOR THE
                                SIX MONTHS                                                                       PERIOD
                                  ENDED                                                                       JULY 14, 1997*
                              SEPTEMBER 30,                                                                     THROUGH
                                   2002                    FOR THE FISCAL YEARS ENDED MARCH 31,                 MARCH 31,
                               (UNAUDITED)         2002            2001           2000            1999            1998
-----------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance
Net asset value,
  beginning of period          $   1.0000      $   1.0000      $   1.0000       $ 1.0000        $ 1.0000        $ 1.0000
Net investment income (1)          0.0090          0.0308          0.0622         0.0526          0.0524          0.0399

Net increase in net assets
  resulting from operations        0.0090          0.0308          0.0622         0.0526          0.0524          0.0399

Dividends to shareholders
  from net investment income      (0.0090)        (0.0308)        (0.0622)       (0.0526)        (0.0524)        (0.0399)


Net asset value, end of period    $1.0000         $1.0000      $   1.0000       $ 1.0000        $ 1.0000        $ 1.0000

Total investment return (2)          0.90%          3.13%            6.40%          5.39%           5.37%           4.08%

Ratios/Supplemental Data
Net assets, end of period
     (000's omitted)           $2,127,975      $2,637,721      $1,963,646       $913,907        $386,201        $121,460
Ratio of expenses to
  average net assets (1)             0.20%(3)        0.20%           0.20%          0.20%           0.20%           0.13%(3)
Ratio of net investment income
  to average net assets (1)          1.79%(3)        2.95%           6.15%          5.36%           5.24%           5.58%(3)
Increase/(decrease) reflected
  in above expense and net
  investment income ratios due
  to waivers and related
  reimbursements                     0.09%(3)        0.10%           0.13%          0.17%           0.25%           0.52%(3)

-------
*       Commencement of investment operations.
(1)     Reflects waivers and related reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends. Total investment return is not annualized.
(3)     Annualized.

The accompanying notes are an integral part of the financial statements.

                   T H E   B E A R   S T E A R N S   F U N D S


                          Prime Money Market Portfolio
                  NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of ten separate portfolios: six diversified portfolios, Intrinsic Value Portfolio (formerly, Large Cap Value Portfolio), Small Cap Value Portfolio, Income Portfolio, International Equity Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and four non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, S&P STARS Opportunities Portfolio and Alpha Growth Portfolio (formerly, Focus List Portfolio). As of the date hereof, the Portfolio offers one class of shares, which has been designated as Class Y shares. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one Class Y share to Bear, Stearns & Co. Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500, which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and amortized using the straight-Iine method over the period of benefit not exceeding sixty months (concluding during the period), beginning with the commencement of investment operations of the Portfolio.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities transactions are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS - The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2002, the Portfolio had gross capital loss carryforwards of $35,746, of which $34,426 expires in 2007, $1,279 expires in 2008 and $41 expires in 2009, available as a reduction, to the extent provided in regulations, of any future net capital gains realized. To the extent that the loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with the custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 2002, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as investment adviser pursuant to an advisory agreement with the Portfolio. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

For the six months ended September 30, 2002, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.05% of the Portfolio's average daily net assets.

For the six months ended September 30, 2002, the Adviser has undertaken to limit the Portfolio's operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to a maximum annual level of no more than 0.20% of its average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended September 30, 2002, the Adviser waived advisory fees of $1,049,328 in order to maintain the expense limitation.

The Portfolio will not pay BSAM at a later time for any amounts BSAM may waive, nor will the Portfolio reimburse BSAM for any amounts BSAM may assume.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of BSAM, BSFM and Bear Stearns, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers Class Y shares. There is no sales charge or contingent deferred sales charge on Class Y shares, which are offered primarily to institutional investors.

At September 30, 2002, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns and its affiliates owned 259,014,424 of Class Y shares or approximately 12% of the shares outstanding.

COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements outstanding at September 30, 2002:

                                PRINCIPAL                                                              ACCRUED
ISSUER                            AMOUNT        MATURITY DATES         INTEREST RATES  MARKET VALUE    INTEREST        TOTAL VALUE

ABN-AMRO Inc.
Fannie Mae,
  Pass-through Pools           $151,745,000    11/15/10 - 03/15/12     6.125 - 6.625%  $176,112,532    $3,267,862      $179,380,394
                                                                                       ============    ==========      ============


JPMorgan Securities Inc.
Government National Mortgage
  Association,
  Pass-through Pools           $206,143,525    01/15/26 - 08/15/32     6.000 - 7.000%  $156,293,660    $  786,573      $157,080,233
                                                                                       ============    ==========      ============

Wachovia Securities Inc.
Fannie Mae,
  Pass-through Pools           $240,414,086    12/01/16 - 10/01/32     5.000 - 9.000%  $195,931,569    $  952,976      $196,884,545
Freddie Mac,
  Pass-through Pools             28,908,304    01/01/32 - 10/01/32     5.500 - 6.000     29,427,392       128,064        29,555,456
                                                                                       ------------    ----------      ------------
                                                                                       $225,358,961    $1,081,040      $226,440,001
                                                                                       ============    ==========      ============

CREDIT FACILITY

The Fund has entered into a demand promissory note agreement with JPMorgan Chase Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of the Portfolio). The credit facility bears interest at the greater of
(i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. The Portfolio, as a fundamental policy, is permitted to borrow in an amount up to 331/3% of its total assets.

Loans are payable on demand or upon termination of this credit facility or; for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan is advanced. The Portfolio had no amounts outstanding under the credit facility at or for the six months ended September 30, 2002.

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


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

                                       The
                                  Bear Stearns
                                      Funds

             383 Madison Avenue, New York, NY 10179 1.800.766.4111


Michael Minikes                    Chairman of the Board and Trustee
Doni L. Fordyce                    President and Trustee
Peter M. Bren                      Trustee
John S. Levy                       Trustee
M.B. Oglesby, Jr.                  Trustee
Robert E. Richardson               Trustee
Robert M. Steinberg                Trustee
Barry Sommers                      Executive Vice President
Stephen A. Bornstein               Vice President and Secretary
Frank J. Maresca                   Vice President and Treasurer
Vincent L. Pereira                 Assistant Treasurer

INVESTMENT ADVISER                 DISTRIBUTOR
Bear Stearns Asset                 Bear, Stearns & Co. Inc.
Management Inc.                    383 Madison Avenue
383 Madison Avenue                 New York, NY 10179
New York, NY 10179
                                   TRANSFER AND DIVIDEND
ADMINISTRATOR                      DISBURSEMENT AGENT
Bear Stearns Funds                 PFPC Inc.
Management Inc.                    Bellevue Corporate Center
383 Madison Avenue                 400 Bellevue Parkway
New York, NY 10179                 Wilmington, DE 19808

CUSTODIAN                          INDEPENDENT AUDITORS
Custodial Trust Company            Deloitte & Touche LLP
101 Carnegie Center                Two World Financial Center
Princeton, NJ 08540                New York, NY 10281

COUNSEL
Kramer Levin
Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022




The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereof.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Bear Stearns Funds